(33) FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	R$ 203,901	R$ 641,357
Fair value (carrying amounts) - assets	647,930	804,598
Fair value (carrying amounts) - liabilities	(94,806)	(118,262)
The net fair value of financial assets and liabilities	553,124
The net value of derivative instruments at cost	544,029
Gain (loss) on marking to market	9,095	57,715
Current Financial Assets	444,029	163,241
Current Financial Liabilities	10,230	6,055
Noncurrent Financial Liabilities	84,576	R$ 112,207
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	569,809
Fair value (carrying amounts) - liabilities	(94,806)
The net fair value of financial assets and liabilities	475,004
The net value of derivative instruments at cost	526,148
Gain (loss) on marking to market	(51,145)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	266,911
Fair value (carrying amounts) - liabilities	(25,124)
The net fair value of financial assets and liabilities	241,787
The net value of derivative instruments at cost	258,941
Gain (loss) on marking to market	(17,154)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	34,627
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	34,627
The net value of derivative instruments at cost	35,864
Gain (loss) on marking to market	R$ (1,237)
Currency / index	dollar
Maturity range	March 2019
Notional	R$ 117,400
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	42,466
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	42,466
The net value of derivative instruments at cost	42,830
Gain (loss) on marking to market	R$ (363)
Currency / index	dollar
Maturity range	September 2018
Notional	R$ 106,020
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	48,135
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	48,135
The net value of derivative instruments at cost	48,802
Gain (loss) on marking to market	R$ (667)
Currency / index	dollar
Maturity range	March 2019
Notional	R$ 116,600
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	24,067
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	24,067
The net value of derivative instruments at cost	24,401
Gain (loss) on marking to market	R$ (334)
Currency / index	dollar
Maturity range	March 2019
Notional	R$ 58,300
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	13,808
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	13,808
The net value of derivative instruments at cost	13,659
Gain (loss) on marking to market	R$ 149
Currency / index	dollar
Maturity range	January 2019
Notional	R$ 67,613
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	14,124
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	14,124
The net value of derivative instruments at cost	22,015
Gain (loss) on marking to market	R$ (7,891)
Currency / index	dollar
Maturity range	February 2020
Notional	R$ 142,735
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	89,684
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	89,684
The net value of derivative instruments at cost	89,289
Gain (loss) on marking to market	R$ 395
Currency / index	dollar
Maturity range	February 2018
Notional	R$ 405,300
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(5,236)
The net fair value of financial assets and liabilities	(5,236)
The net value of derivative instruments at cost	(1,653)
Gain (loss) on marking to market	R$ (3,583)
Currency / index	dollar
Maturity range	October 2018
Notional	R$ 329,500
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bradesco [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(5,163)
The net fair value of financial assets and liabilities	(5,163)
The net value of derivative instruments at cost	(4,068)
Gain (loss) on marking to market	R$ (1,095)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,805)
The net fair value of financial assets and liabilities	(4,805)
The net value of derivative instruments at cost	(4,055)
Gain (loss) on marking to market	R$ (750)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,971)
The net fair value of financial assets and liabilities	(4,971)
The net value of derivative instruments at cost	(4,062)
Gain (loss) on marking to market	R$ (910)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,948)
The net fair value of financial assets and liabilities	(4,948)
The net value of derivative instruments at cost	(4,080)
Gain (loss) on marking to market	R$ (868)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	167,645
Fair value (carrying amounts) - liabilities	(19,753)
The net fair value of financial assets and liabilities	147,891
The net value of derivative instruments at cost	158,850
Gain (loss) on marking to market	(10,959)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,805)
The net fair value of financial assets and liabilities	(4,805)
The net value of derivative instruments at cost	(4,055)
Gain (loss) on marking to market	R$ (750)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(2,339)
The net fair value of financial assets and liabilities	(2,339)
The net value of derivative instruments at cost	(2,035)
Gain (loss) on marking to market	R$ (304)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 29,516
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	27,050
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	27,050
The net value of derivative instruments at cost	27,259
Gain (loss) on marking to market	R$ (209)
Currency / index	dollar
Maturity range	April 2018
Notional	R$ 55,138
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Bradesco [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	27,046
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	27,046
The net value of derivative instruments at cost	27,257
Gain (loss) on marking to market	R$ (211)
Currency / index	dollar
Maturity range	April 2018
Notional	R$ 55,138
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	45,457
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	45,457
The net value of derivative instruments at cost	47,966
Gain (loss) on marking to market	R$ (2,509)
Currency / index	dollar
Maturity range	March 2019
Notional	R$ 117,250
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	30,880
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	30,880
The net value of derivative instruments at cost	35,979
Gain (loss) on marking to market	R$ (5,099)
Currency / index	dollar
Maturity range	January 2020
Notional	R$ 169,838
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | BNP Paribas [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	37,212
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	37,212
The net value of derivative instruments at cost	36,649
Gain (loss) on marking to market	R$ 563
Currency / index	euro
Maturity range	January 2018
Notional	R$ 175,714
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Bradesco [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(5,163)
The net fair value of financial assets and liabilities	(5,163)
The net value of derivative instruments at cost	(4,068)
Gain (loss) on marking to market	R$ (1,095)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,971)
The net fair value of financial assets and liabilities	(4,971)
The net value of derivative instruments at cost	(4,062)
Gain (loss) on marking to market	R$ (910)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(2,474)
The net fair value of financial assets and liabilities	(2,474)
The net value of derivative instruments at cost	(2,040)
Gain (loss) on marking to market	R$ (434)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 29,516
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(27,607)
The net fair value of financial assets and liabilities	(27,607)
The net value of derivative instruments at cost	(17,129)
Gain (loss) on marking to market	(10,478)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Bradesco [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(103)
The net fair value of financial assets and liabilities	(103)
The net value of derivative instruments at cost	433
Gain (loss) on marking to market	R$ (536)
Currency / index	dollar
Maturity range	September 2019
Notional	R$ 32,636
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(10,985)
The net fair value of financial assets and liabilities	(10,985)
The net value of derivative instruments at cost	(613)
Gain (loss) on marking to market	R$ (10,372)
Currency / index	dollar
Maturity range	September 2020
Notional	R$ 397,320
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(2,070)
The net fair value of financial assets and liabilities	(2,070)
The net value of derivative instruments at cost	(2,355)
Gain (loss) on marking to market	R$ 286
Currency / index	dollar
Maturity range	July 2019
Notional	R$ 117,036
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(5,339)
The net fair value of financial assets and liabilities	(5,339)
The net value of derivative instruments at cost	(5,316)
Gain (loss) on marking to market	R$ (23)
Currency / index	dollar
Maturity range	June 2019
Notional	R$ 104,454
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(9,110)
The net fair value of financial assets and liabilities	(9,110)
The net value of derivative instruments at cost	(9,278)
Gain (loss) on marking to market	R$ 167
Currency / index	dollar
Maturity range	December 2019
Notional	R$ 174,525
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	124,448
Fair value (carrying amounts) - liabilities	(19,619)
The net fair value of financial assets and liabilities	104,829
The net value of derivative instruments at cost	110,579
Gain (loss) on marking to market	(5,750)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	22,785
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	22,785
The net value of derivative instruments at cost	23,054
Gain (loss) on marking to market	R$ (270)
Currency / index	dollar
Maturity range	April 2018
Notional	R$ 36,270
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,805)
The net fair value of financial assets and liabilities	(4,805)
The net value of derivative instruments at cost	(4,055)
Gain (loss) on marking to market	R$ (750)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	101,289
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	101,289
The net value of derivative instruments at cost	102,467
Gain (loss) on marking to market	R$ (1,178)
Currency / index	dollar
Maturity range	May 2018
Notional	R$ 168,346
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of America Merrill Lynch [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,678)
The net fair value of financial assets and liabilities	(4,678)
The net value of derivative instruments at cost	(4,070)
Gain (loss) on marking to market	R$ (609)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Citibank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(4,971)
The net fair value of financial assets and liabilities	(4,971)
The net value of derivative instruments at cost	(4,062)
Gain (loss) on marking to market	R$ (910)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Bank of Tokyo-Mitsubishi [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	374
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	374
The net value of derivative instruments at cost	1,313
Gain (loss) on marking to market	R$ (939)
Currency / index	dollar
Maturity range	October 2018
Notional	R$ 169,260
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member] | Bradesco [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(5,163)
The net fair value of financial assets and liabilities	(5,163)
The net value of derivative instruments at cost	(4,068)
Gain (loss) on marking to market	R$ (1,095)
Currency / index	dollar
Maturity range	May 2021
Notional	R$ 59,032
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(1,167)
The net fair value of financial assets and liabilities	(1,167)
The net value of derivative instruments at cost	(1,327)
Gain (loss) on marking to market	R$ 160
Currency / index	dollar
Maturity range	July 2019
Notional	R$ 65,936
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member] | Itau [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	598
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	598
The net value of derivative instruments at cost	557
Gain (loss) on marking to market	R$ 41
Currency / index	dollar
Maturity range	March 2018
Notional	R$ 35,000
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	10,208
Fair value (carrying amounts) - liabilities	(1,537)
The net fair value of financial assets and liabilities	8,671
The net value of derivative instruments at cost	15,676
Gain (loss) on marking to market	(7,005)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	0
Fair value (carrying amounts) - liabilities	(1,537)
The net fair value of financial assets and liabilities	(1,537)
The net value of derivative instruments at cost	(1,608)
Gain (loss) on marking to market	R$ 71
Currency / index	dollar
Maturity range	August 2018
Notional	R$ 45,360
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	6,243
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	6,243
The net value of derivative instruments at cost	10,610
Gain (loss) on marking to market	R$ (4,367)
Currency / index	dollar
Maturity range	September 2020
Notional	R$ 249,989
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | Scotiabank [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	3,964
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	3,964
The net value of derivative instruments at cost	6,674
Gain (loss) on marking to market	R$ (2,709)
Currency / index	dollar
Maturity range	October 2020
Notional	R$ 150,011
Not Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Gain (loss) on marking to market	R$ 1,919
Currency / index	IPCA
Maturity range	April 2019
Not Designated as Hedging Instrument [Member] | Price Index Hedge [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	R$ 20,525
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	20,525
The net value of derivative instruments at cost	16,688
Gain (loss) on marking to market	3,837
Not Designated as Hedging Instrument [Member] | Price Index Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	10,263
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	10,263
The net value of derivative instruments at cost	8,344
Notional	35,235
Not Designated as Hedging Instrument [Member] | Price Index Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Santander [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	10,263
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	10,263
The net value of derivative instruments at cost	8,344
Gain (loss) on marking to market	R$ 1,919
Currency / index	IPCA
Maturity range	April 2019
Notional	R$ 35,235
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	26,063
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	26,063
The net value of derivative instruments at cost	17,881
Gain (loss) on marking to market	8,182
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	1,893
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	1,893
The net value of derivative instruments at cost	434
Gain (loss) on marking to market	1,459
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | J.P.Morgan [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	1,112
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	1,112
The net value of derivative instruments at cost	255
Gain (loss) on marking to market	R$ 857
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 300,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	380
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	380
The net value of derivative instruments at cost	87
Gain (loss) on marking to market	R$ 293
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 100,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Santander [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	401
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	401
The net value of derivative instruments at cost	92
Gain (loss) on marking to market	R$ 309
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 105,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	938
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	938
The net value of derivative instruments at cost	213
Gain (loss) on marking to market	724
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	536
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	536
The net value of derivative instruments at cost	122
Gain (loss) on marking to market	R$ 414
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 135,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Santander [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	402
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	402
The net value of derivative instruments at cost	91
Gain (loss) on marking to market	R$ 310
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 100,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	2,088
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	2,088
The net value of derivative instruments at cost	403
Gain (loss) on marking to market	R$ 1,685
Currency / index	CDI
Maturity range	August 2020
Notional	R$ 460,000
Not Designated as Hedging Instrument [Member] | Interest Rate Hedge [Member] | Rio Grande Energia S.A. ("RGE") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	620
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	620
The net value of derivative instruments at cost	143
Gain (loss) on marking to market	R$ 477
Currency / index	CDI
Maturity range	February 2021
Notional	R$ 170,000
Not Designated as Hedging Instrument [Member] | Other Derivatives [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	52,058
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	52,058
The net value of derivative instruments at cost	0
Gain (loss) on marking to market	52,058
Not Designated as Hedging Instrument [Member] | Other Derivatives [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Votorantim [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	14,948
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	14,948
The net value of derivative instruments at cost	0
Gain (loss) on marking to market	R$ 14,948
Currency / index	dollar
Maturity range	September 2020
Notional	R$ 19,975
Not Designated as Hedging Instrument [Member] | Other Derivatives [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Itau [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	18,126
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	18,126
The net value of derivative instruments at cost	0
Gain (loss) on marking to market	R$ 18,126
Currency / index	dollar
Maturity range	September 2020
Notional	R$ 19,975
Not Designated as Hedging Instrument [Member] | Other Derivatives [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Santander [Member]
Statement Line Items [Line Items]
Fair value (carrying amounts) - assets	18,984
Fair value (carrying amounts) - liabilities	0
The net fair value of financial assets and liabilities	18,984
The net value of derivative instruments at cost	0
Gain (loss) on marking to market	R$ 18,984
Currency / index	dollar
Maturity range	September 2020
Notional	R$ 25,248